Basis of presentation (Policies)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Statement of IFRS compliance
The Consolidated Financial Statements, together with the notes thereto, of FCA as of and for the year ended December 31, 2018 were authorized for issuance by the Board of Directors on February 22, 2019 and have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), as well as IFRS as adopted by the European Union. There is no effect on these consolidated financial statements resulting from differences between IFRS as issued by the IASB and IFRS as adopted by the European Union. The designation “IFRS” includes International Accounting Standards (“IAS”) as well as all interpretations of the IFRS Interpretations Committee (“IFRIC”).

Basis of presentation
Basis of preparation
The Consolidated Financial Statements are prepared under the historical cost method, modified for the measurement of certain financial instruments as required, as well as on a going concern basis. In this respect, the Group’s assessment is that no material uncertainties (as defined in IAS 1 - Presentation of Financial Statements) exist about its ability to continue as a going concern.
For presentation of the Consolidated Income Statement, the Group uses a classification based on the function of expenses rather than based on their nature as it is more representative of the format used for internal reporting and management purposes and is consistent with international practice in the automotive sector.

Subsidiaries
Subsidiaries
Subsidiaries are entities over which the Group has control. Control is achieved when the Group has power over the investee, when it is exposed to, or has rights to, variable returns from its involvement with the investee and has the ability to use its power over the investee to affect the amount of the investor’s returns. Subsidiaries are consolidated on a line by line basis from the date which control is achieved by the Group. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
The Group recognizes a non-controlling interest in the acquiree on a transaction-by-transaction basis, either at fair value or at the non-controlling interest’s share of the recognized amounts of the acquiree’s identifiable net assets. Net profit or loss and each component of Other comprehensive income/(loss) are attributed to Equity attributable to owners of the parent and to Non-controlling interests. Total comprehensive income/(loss) of subsidiaries is attributed to Equity attributable to the owners of the parent and to the non-controlling interest even if this results in a deficit balance in Non-controlling interests.
Changes in the Group’s ownership interests in a subsidiary that do not result in the Group losing control over the subsidiary are accounted for as equity transactions. The carrying amounts of Equity attributable to owners of the parent and Non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the carrying amount of the non-controlling interests and the fair value of the consideration paid or received in the transaction is recognized directly in Equity attributable to the owners of the parent.
Subsidiaries are deconsolidated from the date on which control ceases. When the Group ceases to have control over a subsidiary, it derecognizes the assets (including any goodwill) and liabilities of the subsidiary at their carrying amounts, derecognizes the carrying amount of non-controlling interests in the former subsidiary and recognizes the fair value of any consideration received from the transaction. Any retained interest in the former subsidiary is then remeasured to its fair value.
All intra-group balances and transactions, and any unrealized gains and losses arising from intra-group transactions, are eliminated in preparing the Consolidated Financial Statements.

Interest in joint ventures and associates
Interests in Joint Ventures and Associates
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not have control or joint control over those policies.
Joint ventures and associates are accounted for using the equity method of accounting from the date joint control or significant influence is obtained. On acquisition, any excess of the investment over the share of the net fair value of the investee's identifiable assets and liabilities is recognized as goodwill and is included in the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of the Group’s share of the investee’s profit/(loss) in the acquisition period.
Under the equity method, investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit/(loss) and other comprehensive income/(loss) of the investee. The Group’s share of the investee’s profit/(loss) is recognized in the Consolidated Income Statement. Distributions received from an investee reduce the carrying amount of the investment. Post-acquisition movements in Other comprehensive income/(loss) are recognized in Other comprehensive income/(loss) with a corresponding adjustment to the carrying amount of the investment.
Unrealized gains arising on transactions between the Group and its joint ventures and associates are eliminated to the extent of the Group’s interest in the joint venture or associate. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.
When the Group’s share of the losses of a joint venture or associate exceeds the Group’s interest in that joint venture or associate, the Group discontinues recognizing its share of further losses. Additional losses are provided for and a liability is recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture or associate.
The Group discontinues the use of the equity method from the date the investment ceases to be an associate or a joint venture, or when it is classified as available-for-sale.

Interests in joint operations
Interests in Joint Operations
A joint operation is a type of joint arrangement whereby the parties that have joint control have rights to the assets and obligations for the liabilities relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
When the Group undertakes its activities under joint operations, it recognizes its related interest in the joint operation including: (i) its assets, including its share of any assets held jointly, (ii) its liabilities, including its share of any liabilities incurred jointly, (iii) its revenue from the sale of its share of the output arising from the joint operation, (iv) its share of the revenue from the sale of the output by the joint operation and (v) its expenses, including its share of any expenses incurred jointly.

Assets held for sale, Assets held for distribution and Discontinued Operations
Assets held for sale, Assets held for distribution and Discontinued Operations
Pursuant to IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations, non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the asset or disposal group is available for immediate sale in its present condition, subject only to terms that are usual and customary for sales of such an asset or disposal group, and the sale is highly probable, with the sale expected to be completed within one year from the date of classification.
Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell and are presented separately in the Consolidated Statement of Financial Position. Non-current assets and disposal groups are not classified as held for sale within the comparative period presented for the Consolidated Statement of Financial Position.
A discontinued operation is a component of the Group that either has been disposed of or is classified as held for sale and (i) represents either a separate major line of business or a geographical area of operations, (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or (iii) is a subsidiary acquired exclusively with a view to resell and the disposal involves loss of control.
Classification as a discontinued operation occurs upon disposal or, if earlier, when the asset or disposal group meets the criteria to be classified as held for sale. When the asset or disposal group is classified as a discontinued operation, the comparative information is reclassified within the Consolidated Income Statement and the Consolidated Statement of Cash Flows as if the asset or disposal group had been discontinued from the start of the earliest comparative period presented. In addition, when an asset or disposal group is classified as held for sale, depreciation and amortization cease.
The classification, presentation and measurement requirements of IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations outlined above also apply to an asset or disposal group that is classified as held for distribution to owners, whereby there must be commitment to the distribution, the asset or disposal group must be available for immediate distribution and the distribution must be highly probable.

Functional currency
Foreign currency
The functional currency of the Group’s entities is the currency used in their respective primary economic environments. In individual companies, transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate prevailing at the date of the Consolidated Statement of Financial Position. Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those initially recorded, are recognized in the Consolidated Income Statement.
All assets and liabilities of foreign consolidated companies with a functional currency other than the Euro are translated using the closing rates as at the date of the Consolidated Statement of Financial Position. Income and expenses are translated into Euro at the average exchange rate for the period. Translation differences arising from the application of this method are classified within Other comprehensive income/(loss) until the disposal of the subsidiary. Average exchange rates for the period are used in preparing the Consolidated Statement of Cash Flows to translate the cash flows of foreign subsidiaries.

Foreign currency translation
Foreign currency
The functional currency of the Group’s entities is the currency used in their respective primary economic environments. In individual companies, transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate prevailing at the date of the Consolidated Statement of Financial Position. Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those initially recorded, are recognized in the Consolidated Income Statement.
All assets and liabilities of foreign consolidated companies with a functional currency other than the Euro are translated using the closing rates as at the date of the Consolidated Statement of Financial Position. Income and expenses are translated into Euro at the average exchange rate for the period. Translation differences arising from the application of this method are classified within Other comprehensive income/(loss) until the disposal of the subsidiary. Average exchange rates for the period are used in preparing the Consolidated Statement of Cash Flows to translate the cash flows of foreign subsidiaries.

Intangible assets
Intangible assets
Goodwill
Goodwill represents the excess of the fair value of consideration paid in a business combination over the fair value of net tangible and identifiable intangible assets acquired. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.
Intangible assets with indefinite useful lives
Intangible assets with indefinite useful lives consist principally of brands which have no legal, contractual, competitive, economic or other factors that limit their useful lives. Intangible assets with indefinite useful lives are not amortized but are tested for impairment annually, or more frequently if events or changes in circumstances indicate that the asset may be impaired.
Development expenditures
Development expenditures for vehicle production and related components, engines and production systems are recognized as an asset if both of the following conditions within IAS 38 – Intangible assets are met: (i) that development expenditure can be measured reliably and (ii) that the technical feasibility of the product, projected volumes and pricing support the view that the development expenditure will generate future economic benefits. Capitalized development expenditures include all direct and indirect costs that may be directly attributed to the development process. All other development expenditures are expensed as incurred.
Capitalized development expenditures are amortized on a straight-line basis from the beginning of production over the expected life cycle of the models (generally 5-6 years) or powertrains (generally 10-12 years) developed.

Property, plant and equipment
Property, plant and equipment
Cost
Property, plant and equipment is initially recognized at cost and includes the purchase price, any costs directly attributable to bringing the assets to the location and condition necessary to be capable of operating in the manner intended by management and any initial estimate of the costs of dismantling and removing the asset and restoring the site on which it is located. Self-constructed assets are initially recognized at production cost. Subsequent expenditures and the cost of replacing parts of an asset are capitalized only if they increase the future economic benefits embodied in that asset. All other expenditures are expensed as incurred. When such replacement costs are capitalized, the carrying amount of the parts that are replaced is expensed to the Consolidated Income Statement.
Assets held under finance leases, which provide the Group with substantially all the risks and rewards of ownership, are recognized as assets of the Group at their fair value or, if lower, at the present value of the minimum lease payments. The corresponding liability to the lessor is included in the Consolidated Statement of Financial Position within Debt.
Depreciation
During the years ended December 31, 2018, 2017 and 2016, assets depreciated on a straight-line basis over their estimated useful lives used the following depreciation rates:

Depreciation rates
Buildings	3% - 8%
Plant, machinery and equipment	3% - 33%
Other assets	5% - 33%

Leases under which the lessor retains substantially all the risks and rewards of ownership of the leased assets are classified as operating leases. Operating lease expenditures are expensed on a straight-line basis over the respective lease term.

Borrowing costs
Borrowing Costs
Borrowing costs that are directly attributable to the acquisition, construction or production of property, plant or equipment or an intangible asset that is deemed to be a qualifying asset as defined in IAS 23 - Borrowing Costs are capitalized. The amount of borrowing costs eligible for capitalization corresponds to the actual borrowing costs incurred during the period, less any investment income on the temporary investment of any borrowed funds not yet used.

Impairment of long-lived assets
Impairment of long-lived assets
Annually, or more frequently if facts or circumstances indicate otherwise, the Group assesses whether there is any indication that its finite-lived intangible assets (including capitalized development expenditures) and its property, plant and equipment may be impaired.
If indications of impairment are present, the carrying amount of the asset is reduced to its recoverable amount which is the higher of fair value less costs of disposal and its value in use. The recoverable amount is determined for the individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the asset is tested as part of the cash-generating unit (“CGU”) to which the asset belongs. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. In assessing the value in use of an asset or CGU, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. An impairment loss is recognized if the recoverable amount is lower than the carrying amount.
When an impairment loss for assets no longer exists or has decreased, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount but not in excess of the carrying amount that would have been recorded had no impairment loss been recognized. The reversal of an impairment loss is recognized in the Consolidated Income Statement.

Financial assets and liabilities
Financial assets and liabilities
IFRS 9 - Financial Instruments
IFRS 9 - Financial Instruments (“IFRS 9”) replaces IAS 39 - Financial Instruments (“IAS 39”). In particular, it amends the previous guidance in three main areas:

•	The classification and measurement of financial assets, which is driven by cash flow characteristics and the business model in which an asset is held;

•	The accounting for impairment of financial assets through the introduction of an “expected credit loss” impairment model, replacing the incurred loss method under IAS 39; and

•
Hedge accounting, in particular removing some of the restrictions in applying hedge accounting under IAS 39 and to more closely align the accounting for hedge instruments with risk management policies.

In accordance with the transitional provisions in IFRS 9, the Group did not restate prior periods. For hedge accounting, the Group applied the standard prospectively. Comparative figures have not been restated for the classification and measurement provisions of the standard, including impairment, and continue to be reported under the accounting standards in effect for periods prior to January 1, 2018. The impact of adoption on our Consolidated Financial Statements was not material.
Financial assets and liabilities
Financial assets primarily include trade receivables, receivables from financing activities, investments in other companies, derivative financial instruments, cash and cash equivalents, and debt securities that represent temporary investments of available funds and do not satisfy the requirements for being classified as cash equivalents.
Financial liabilities primarily consist of debt, derivative financial instruments, trade payables and other liabilities. The classification of financial liabilities under IFRS 9 is unchanged compared with the previous accounting requirements under IAS 39.
Receivables from dealer financing activities are typically generated by sales of vehicles and are generally managed under dealer network financing programs as a component of the portfolio of the Group's financial services companies. These receivables are interest bearing with the exception of an initial, limited, non-interest bearing period. The contractual terms governing the relationships with the dealer networks vary according to market and payment terms, which range from two to twelve months.
Classification and measurement (policy applicable from January 1, 2018)
The classification of a financial asset is dependent on the Group’s business model for managing such financial assets and their contractual cash flows. The Group considers whether the contractual cash flows represent solely payments of principal and interest that are consistent with a basic lending arrangement. Where the contractual terms introduce exposure to risk or volatility that are inconsistent with a basic lending arrangement, the related financial assets are classified and measured at fair value through profit or loss (“FVPL”).

Financial asset cash flow business model	Initial measurement(1)	Measurement category(3)
Solely to collect the contractual cash flows (Held to Collect)	Fair Value including transaction costs	Amortized Cost(2)
Collect both the contractual cash flows and generate cash flows arising from the sale of assets (Held to Collect and Sell)	Fair Value including transaction costs	Fair value through other comprehensive income (“FVOCI”)
Generate cash flows primarily from the sale of assets (Held to Sell)	Fair Value	FVPL
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(1) A trade receivable without a significant financing component, as defined by IFRS 15, is initially measured at the transaction price.
(2) Receivables with maturities of over one year, which bear no interest or have an interest rate significantly lower than market rates are discounted using market rates.
(3) On initial recognition, the Group may irrevocably designate a financial asset at FVPL that otherwise meets the requirements to be measured at amortized cost or at FVOCI if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Factors considered by the Group in determining the business model for a group of financial assets include:

•	past experience on how the cash flows for these assets were collected;

•	the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and future sales activity expectations;

•	how the asset’s performance is evaluated and reported to key management personnel; and

•	how risks are assessed and managed and how management is compensated.
Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
Cash and cash equivalents include cash at banks, units in money market funds and other money market securities, commercial paper and certificate of deposits that are readily convertible into cash, with original maturities of three months or less at the date of purchase. Cash and cash equivalents are subject to an insignificant risk of changes in value and consist of balances across various primary national and international money market instruments. Money market funds consist of investments in high quality, short-term, diversified financial instruments that can generally be liquidated on demand and are measured at FVPL. Cash at banks and Other cash equivalents are measured at amortized cost.
Investments in other companies are measured at fair value. Equity investments for which there is no quoted market price in an active market and there is insufficient financial information in order to determine fair value may be measured at cost as an estimate of fair value, as permitted by IFRS 9. The Group may irrevocably elect to present subsequent changes in the investment’s fair value in Other comprehensive income (“OCI”) upon the initial recognition of an equity investment that is not held to sell. This election is made on an investment-by-investment basis. Generally, any dividends from these investments are recognized in Other income from investments within Result from investments when the Group’s right to receive payment is established. Other net gains and losses are recognized in OCI and will not be reclassified to the Consolidated Income Statement in subsequent periods. Impairment losses (and the reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value in OCI.
Impairment of financial assets (policy applicable from January 1, 2018)
The Group’s credit risk differs in relation to the type of activity. In particular, receivables from financing activities, such as dealer and retail financing that are carried out through the Group’s financial services companies, are exposed both to the direct risk of default and the deterioration of the creditworthiness of the counterparty, whereas trade receivables arising from the sale of vehicles and spare parts, are mostly exposed to the direct risk of counterparty default. These risks are mitigated by different kinds of securities received and the fact that collection exposure is spread across a large number of counterparties.
The IFRS 9 impairment requirements are based on a forward-looking expected credit loss (“ECL”) model. ECL is a probability-weighted estimate of the present value of cash shortfalls.
The calculation of the amount of ECL is based on the risk of default by the counterparty, which is determined by taking into account the information available at the end of each reporting period as to the counterparty’s solvency, the fair value of any guarantees and the Group’s historical experience. The Group considers a financial asset to be in default when: (i) the borrower is unlikely to pay its obligations in full and without consideration of compensating guarantees or collateral (if any exist); or (ii) the financial asset is more than 90 days past due.
The Group applies two impairment models for financial assets as set out in IFRS 9: the simplified approach and the general approach. The table below indicates the impairment model used for each of our financial asset categories. Impairment losses on financial assets are recognized in the Consolidated Income Statement within the corresponding line items, based on the classification of the counterparty.

Financial asset	IFRS 9 impairment model
Trade receivables	Simplified approach
Receivables from financing activities	General approach
Other receivables	General approach
In order to test for impairment, individually significant receivables and receivables for which collectability is at risk are assessed individually, while all other receivables are grouped into homogeneous risk categories based on shared risk characteristics such as instrument type, industry or geographical location of the counterparty.
The simplified approach for determining the lifetime ECL allowance is performed in two steps:

•	All trade receivables that are in default, as defined above, are individually assessed for impairment; and

•	A general reserve is recognized for all other trade receivables (including those not past due) based on historical loss rates.
The Group applies the general approach as determined by IFRS 9 by assessing at each reporting date whether there has been a significant increase in credit risk on the financial instrument since initial recognition. The Group considers receivables to have experienced a significant increase in credit risk when certain quantitative or qualitative indicators have been met or the borrower is more than 30 days past due on its contractual payments.
The “three-stages” for determining and measuring the impairment based on changes in credit quality since initial recognition are summarized below:

Stage	Description	Time period for measurement of ECL
Stage 1	A financial instrument that is not credit-impaired on initial recognition	12-month ECL
Stage 2	A financial instrument with a significant increase in credit risk since initial recognition	Lifetime ECL
Stage 3	A financial instrument that is credit-impaired or has defaulted	Lifetime ECL
Considering forward-looking economic information, ECL is determined by projecting the probability of default, exposure at default and loss given default for each future contractual period and for each individual exposure or collective portfolio. The discount rate used in the ECL calculation is the stated effective interest rate or an approximation thereof. Each reporting period, the assumptions underlying the ECL calculation are reviewed and updated as necessary. Since adoption, there have been no significant changes in estimation techniques or significant assumptions that led to material changes in the ECL allowance.
The gross carrying amount of a financial asset is written-off to the extent that there is no realistic prospect of recovery. This is generally the case when the Group determines that a debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities.
Derivative financial instruments (policy applicable from January 1, 2018)
Derivative financial instruments are used for economic hedging purposes in order to reduce currency, interest rate and market price risks (primarily related to commodities). In accordance with IFRS 9, derivative financial instruments are recognized on the basis of the settlement date and, upon initial recognition, are measured at fair value less (in case a financial asset is not measured at FVPL) transaction costs that are directly attributable to the acquisition of the financial assets. Subsequent to initial recognition, all derivative financial instruments are measured at fair value. Furthermore, derivative financial instruments qualify for hedge accounting when (i) there is formal designation and documentation of the hedging relationship and the Group’s risk management objective and strategy for undertaking the hedge at inception of the hedge and (ii) the hedge is expected to be effective.
When derivative financial instruments qualify for hedge accounting, the following accounting treatments apply:

•
Fair value hedges - where a derivative financial instrument is designated as a hedge of the exposure to changes in fair value of a recognized asset or liability attributable to a particular risk that could affect the Consolidated Income Statement, the gain or loss from remeasuring the hedging instrument at fair value is recognized in the Consolidated Income Statement. The gain or loss on the hedged item attributable to the hedged risk adjusts the carrying amount of the hedged item and is recognized in the Consolidated Income Statement.

•
Cash flow hedges - where a derivative financial instrument is designated as a hedge of the exposure to variability in future cash flows of a recognized asset or liability or a highly probable forecasted transaction and could affect the Consolidated Income Statement, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in Other comprehensive income/(loss). When the hedged forecasted transaction results in the recognition of a non-financial asset, the gains and losses previously deferred in Other comprehensive income/(loss) are reclassified and included in the initial measurement of the cost of the non-financial asset. The effective portion of any gain or loss is recognized in the Consolidated Income Statement at the same time as the economic effect arising from the hedged item that affects the Consolidated Income Statement. The gain or loss associated with a hedge or part of a hedge that has become ineffective is recognized in the Consolidated Income Statement immediately.

When a hedging instrument or hedge relationship is terminated but the hedged transaction is still expected to occur, the cumulative gain or loss realized to the point of termination remains and is recognized in the Consolidated Income Statement at the same time as the underlying transaction occurs. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss held in Other comprehensive income/(loss) is recognized in the Consolidated Income Statement immediately.

•
Hedges of a net investment - if a derivative financial instrument is designated as a hedging instrument for a net investment in a foreign operation, the effective portion of the gain or loss on the derivative financial instrument is recognized in Other comprehensive income/(loss). The cumulative gain or loss is reclassified from Other comprehensive income/(loss) to the Consolidated Income Statement upon disposal of the foreign operation.

Hedge effectiveness is determined at the inception of the hedge relationship and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument. The Group enters into hedge relationships where the critical terms of the hedging instrument match closely or exactly with the terms of the hedged item, and so a qualitative assessment of effectiveness is performed. If changes in circumstances affect the terms of the hedged item such that the critical terms no longer match closely or perfectly with the critical terms of the hedging instrument, the Group uses the hypothetical derivative method to assess effectiveness.
Ineffectiveness is measured by comparing the cumulative changes in fair value of the hedging instrument and cumulative change in fair value of the hedged item arising from the designated risk. The primary potential sources of hedge ineffectiveness are mismatches in timing or the critical terms of the hedged item and the hedging instrument.
The hedge ratio is the relationship between the quantity of the derivative and the hedged item. The Group’s derivatives have the same underlying quantity as the hedged items, therefore the hedge ratio is expected to be one for one.
If hedge accounting cannot be applied, the gains or losses from the fair value measurement of derivative financial instruments are recognized immediately in the Consolidated Income Statement.
Refer to Note 16, Derivative financial assets and liabilities, for additional information on fair value measurements.

Transfers of financial assets
ransfers of financial assets
Refer to New standards and amendments effective January 1, 2018 below for information on the Group's adoption of IFRS 9 - Financial Instruments.
Transfers of financial assets
The Group derecognizes financial assets when the contractual rights to the cash flows arising from the asset are no longer held or if it transfers substantially all the risks and rewards of ownership of the financial asset. On derecognition of financial assets, the difference between the carrying amount of the asset and the consideration received or receivable for the transfer of the asset is recognized in the Consolidated Income Statement.
The Group transfers certain of its financial, trade and tax receivables, mainly through factoring transactions. Factoring transactions may be either with recourse or without recourse. Certain transfers include deferred payment clauses requiring first loss cover (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), whereby the transferor has priority participation in the losses, or requires a significant exposure to the variability of cash flows arising from the transferred receivables to be retained. These types of transactions do not meet the requirements of IFRS 9 for the derecognition of the assets since the risks and rewards connected with ownership of the financial asset are not substantially transferred, and accordingly the Group continues to recognize these receivables within the Consolidated Statement of Financial Position and recognizes a financial liability for the same amount under Asset-backed financing, which is included within Debt. These types of receivables are classified as held-to-collect, since the business model is consistent with the Group’s continuing recognition of the receivables.

Inventories
nventories
Raw materials, semi-finished products and finished goods inventories are stated at the lower of cost and net realizable value, with cost being determined on a first-in, first-out (“FIFO”) basis. The measurement of Inventories includes the direct cost of materials and labor as well as indirect costs (variable and fixed). A provision is made for obsolete and slow-moving raw materials, finished goods, spare parts and other supplies based on their expected future use and realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs for sale and distribution.
The measurement of production systems construction contracts is based on the stage of completion, which is determined as the proportion of cost incurred at the balance sheet date over the estimated total contract cost. These items are presented net of progress billings received from customers. Any losses on such contracts are recorded in the Consolidated Income Statement in the period in which they are identified.
Employee benefits

Employee benefits
Defined contribution plans
Costs arising from defined contribution plans are expensed as incurred.
Defined benefit plans
The Group’s net obligations are determined separately for each defined benefit plan by estimating the present value of future benefits that employees have earned and deducting the fair value of any plan assets. The present value of defined benefit obligations is measured using actuarial techniques and actuarial assumptions that are unbiased, mutually compatible and attribute benefits to periods in which the obligation to provide post-employment benefits arise by using the Projected Unit Credit Method. Plan assets are recognized and measured at fair value.
When the net obligation is a potential asset, the recognized amount is limited to the present value of any economic benefits available in the form of future refunds or reductions in future contributions to the plan (asset ceiling).
The components of defined benefit cost are recognized as follows:

•
Service cost is recognized in the Consolidated Income Statement by function and is presented within the relevant line items (Cost of revenues, Selling, general and other costs, and Research and development costs);

•
Net interest expense on the defined benefit liability/(asset) is recognized in the Consolidated Income Statement within Net financial expenses and is determined by multiplying the net liability/(asset) by the discount rate used to discount obligations taking into account the effect of contributions and benefit payments made during the year; and

•
Remeasurement components of the net obligation, which comprise actuarial gains and losses, the return on plan assets (excluding interest income recognized in the Consolidated Income Statement) and any change in the effect of the asset ceiling are recognized immediately in Other comprehensive income/(loss). These remeasurement components are not reclassified to the Consolidated Income Statement in a subsequent period.

Past service costs arising from plan amendments and curtailments and gains and losses on the settlement of a plan are recognized immediately in the Consolidated Income Statement.
Other long term employee benefits
The Group’s obligations represent the present value of future benefits that employees have earned in return for their service. Remeasurement components on other long term employee benefits are recognized in the Consolidated Income Statement in the period in which they arise.

Share-based compensation
hare-based compensation
The Group has several compensation plans that provide for the granting of share-based compensation to certain employees and directors. Share-based compensation plans are accounted for in accordance with IFRS 2 - Share-based Payment, which requires the recognition of share-based compensation expense based on fair value. Compensation expense for equity-classified awards is measured at the grant date based on the fair value of the award using the Monte Carlo simulation model, which requires the input of subjective assumptions, including the expected volatility of our common shares, interest rates and a correlation coefficient between our common shares and the relevant market index. For those awards with post-vesting contingencies, we apply an adjustment to account for the probability of meeting the contingencies.
Management uses its best estimates incorporating both publicly observable data and discounted cash flow methodologies in the measurement of fair value for liability-classified awards, which are remeasured to fair value at each balance sheet date until the award is settled.
Compensation expense is recognized over the vesting period with an offsetting increase to equity or other liabilities depending on the nature of the award. Share-based compensation expense related to plans with graded vesting is recognized using the graded vesting method. Share-based compensation expense is recognized within Selling, general and other costs within the Consolidated Income Statement.

Revenue recognition
evenue recognition
Refer to New standards and amendments effective January 1, 2018 below for information on the Group's adoption of IFRS 15 - Revenue from contracts with customers.
Revenue recognition
Revenue is recognized when control of our vehicles, services or parts has been transferred and the Group’s performance obligations to our customers have been satisfied. Revenue is measured as the amount of consideration the Group expects to receive in exchange for transferring goods or providing services. The timing of when the Group transfers the goods or services to the customer may differ from the timing of the customer’s payment. The Group recognizes a contract liability when it invoices an amount to a customer prior to the transfer of the goods or services provided. When the Group gives our customers the right to return eligible goods, the Group estimates the expected returns based on an analysis of historical experiences. Sales, value added and other taxes that the Group collects on behalf of others concurrently with revenue generating activities are excluded from revenue and are recognized within the Other liabilities and the Tax payables line items in the Consolidated Statement of Financial Position. Incidental items that are immaterial in the context of the contract are recognized as expense.
The Group also enters into contracts with multiple performance obligations. For these contracts, the Group allocates revenue from the transaction price to the distinct goods and services in the contract on a relative standalone selling price basis. To the extent that the Group sells the good or service separately in the same market, the standalone selling price is the observable price at which the Group sells the good or service separately. For all other goods or services, the Group estimates the standalone selling price using a cost-plus-margin approach.
Sales of goods
The Group has determined that our customers from the sale of vehicles and service parts are generally dealers, distributors or fleet customers. Transfer of control, and therefore revenue recognition, generally corresponds to the date when the vehicles or service parts are made available to the customer, or when the vehicles or service parts are released to the carrier responsible for transporting them to the customer. This is also the point at which invoices are issued, with payment for vehicles typically due immediately and payment for service parts typically due in the following month. For component part sales, revenue recognition is consistent with that of service parts. The Group also sells tooling, with control transferring at the point in time when the customer accepts the tooling.
The cost of incentives, if any, is estimated at the inception of a contract at the expected amount that will ultimately be paid and is recognized as a reduction to revenue at the time of the sale. If a vehicle contract transaction has multiple performance obligations, the cost of incentives is allocated entirely to the vehicle as the intent of the incentives is to encourage sales of vehicles. If the estimate of the incentive changes following the sale to the customer, the change in estimate is recognized as an adjustment to revenue in the period of the change. Refer to the Use of estimates - Sales incentives for more information on these programs.
New vehicle sales through GDP are recognized as revenue when control of the vehicle transfers to the fleet customer, except in situations where the Group issues a put option for which there is a significant economic incentive to exercise, as discussed below. Upon recognition of the vehicle revenue, the Group establishes a liability equal to the estimated amount of any residual value guarantee.
The Group also sells vehicles where, in addition to guaranteeing the residual value, the contract includes a put option whereby the fleet customer can require the Group to repurchase the vehicles. For these types of arrangements, the Group assesses whether a significant economic incentive exists for the customer to exercise its put option. If the Group determines that a significant economic incentive does not exist for the customer to exercise its put option, then revenue is recognized when control of the vehicle transfers to the fleet customer and a liability is recognized equal to the estimated amount of the residual value guarantee. If the Group determines that a significant economic incentive exists, then the arrangement is accounted for similarly to a repurchase obligation, as described in Lease installments from assets sold with buy-back commitments.
Services provided
When control of a good transfers to the customer prior to the completion of shipping activities for which the Group is responsible, this represents a separate performance obligation for which the shipping revenue is recognized when the shipping service is complete. Other revenues from services provided are primarily comprised of maintenance plans and extended warranties, and are recognized over the contract period in proportion to the costs expected to be incurred based on our historical experience. These services are either included in the selling price of the vehicle or separately priced. Revenue for services is allocated based on the estimated stand-alone selling price. Costs associated with the sale of contracts are deferred and are subsequently amortized to expense consistent with how the related revenue is recognized. The Group had €200 million of deferred service contract costs at December 31, 2018 and recognized €88 million of amortization expense during the year ended December 31, 2018.
Contract revenues
Revenue from construction contracts, which is comprised of industrial automation systems, included within “Other activities”, is recognized as revenue over the contract period in proportion to the costs expected to be incurred based on our historical experience. A loss is recognized if the sum of the expected costs for services under the contract exceeds the transaction price.
Lease installments from assets sold with buy-back commitments
Vehicle sales to fleet customers can include a repurchase obligation, whereby the Group is required to repurchase the vehicles at a given point in time. The Group accounts for such sales as an operating lease. Upon the transfer of vehicles to the fleet customer, the Group records a liability equal to the proceeds received within Other liabilities in the Consolidated Statement of Financial Position. The difference between the proceeds received and the guaranteed repurchase amount is recognized as revenue over the contractual term on a straight-line basis. The cost of the vehicle is recorded within Assets sold with a buy-back commitment in the Consolidated Statement of Financial Position and the difference between the cost of the vehicle and the estimated residual value is recognized within Cost of revenues in the Consolidated Income Statement over the contractual term.
Interest income of financial services activities
Interest income, which is primarily generated from the Group by providing dealer and retail financing, is recognized using the effective interest method.

Cost of revenues
ost of revenues
Cost of revenues comprises expenses incurred in the manufacturing and distribution of vehicles and parts. The most significant element is the cost of materials and components and the remaining costs include labor (consisting of direct and indirect wages), transportation costs, depreciation of property, plant and equipment and amortization of other intangible assets relating to production. In addition, expenses which are directly attributable to the financial services companies, including interest expense related to their financing as a whole and provisions for risks and write-downs of assets, are recorded within Cost of revenues (€75 million, €68 million and €91 million for the years ended December 31, 2018, 2017 and 2016, respectively). Cost of revenues also included €293 million, €397 million and €384 million related to the decrease in value for assets sold with buy-back commitments for the years ended December 31, 2018, 2017 and 2016, respectively. In addition, estimated costs related to product warranty and recall campaigns are recorded within Cost of revenues (refer to the section Use of estimates below for further information).

Government grants
overnment Grants
Government grants are recognized in the Consolidated Financial Statements when there is reasonable assurance of the Group's compliance with the conditions for receiving such grants and that the grants will be received. Government grants are recognized as income over the same periods as the related costs which they are intended to offset.
The benefit of a government loan at a below-market rate of interest is treated as a government grant. The benefit of the below-market rate of interest is measured as the difference between the initial carrying amount of the loan (fair value plus transaction costs) and the proceeds received, and it is accounted for in accordance with the policies used for the recognition of government grants.

Taxes
axes
Income taxes include all taxes which are based on the taxable profits of the Group. Current and deferred taxes are recognized as a benefit or expense and are included in the Consolidated Income Statement for the period, except for tax arising from (i) a transaction or event which is recognized, in the same or a different period, either in Other comprehensive income/(loss) or directly in Equity, or (ii) a business combination.
Deferred taxes are accounted for under the full liability method. Deferred tax liabilities are recognized for all taxable temporary differences between the carrying amounts of assets or liabilities and their tax base, except to the extent that the deferred tax liabilities arise from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized, unless the deferred tax assets arise from the initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit.
Deferred tax assets and liabilities are measured at the substantively enacted tax rates in the respective jurisdictions in which the Group operates that are expected to apply to the period when the asset is realized or liability is settled.
The Group recognizes deferred tax liabilities associated with the existence of a subsidiary’s undistributed profits when it is probable that this temporary difference will not reverse in the foreseeable future, except when it is able to control the timing of the reversal of the temporary difference. The Group recognizes deferred tax assets associated with the deductible temporary differences on investments in subsidiaries only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.
Deferred tax assets relating to the carry-forward of unused tax losses and tax credits, as well as those arising from deductible temporary differences, are recognized to the extent that it is probable that future profits will be available against which they can be utilized. The Group monitors unrecognized deferred tax assets at each reporting date and recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.
Current income taxes and deferred taxes are offset when they relate to the same taxation jurisdiction and there is a legally enforceable right of offset. Other taxes not based on income, such as property taxes and capital taxes, are included within Selling, general and other costs.

Fair Value Measurement
air Value Measurement
Fair value for measurement and disclosure purposes is determined as the consideration that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using a valuation technique. Fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	in the principal market for the asset or liability; or

•	in the absence of a principal market, in the most advantageous market for the asset or liability.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their own economic best interest. A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. In estimating fair value, we use market-observable data to the extent it is available. When market-observable data is not available, we use valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
IFRS 13 - Fair Value Measurement establishes a hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (level 3 inputs). In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy at the lowest level input that is significant to the entire measurement.
Levels used in the hierarchy are as follows:

•
Level 1 inputs include quoted prices (unadjusted) in active markets for identical assets and liabilities that the Group can access at the measurement date. Level 1 primarily consists of financial instruments such as cash and cash equivalents and certain available-for-sale and held-for-trading securities.

•
Level 2 inputs include those which are directly or indirectly observable as of the measurement date. Level 2 instruments include commercial paper and non-exchange-traded derivatives such as over-the-counter currency and commodity forwards, swaps and option contracts, which are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for similar instruments in active markets, quoted prices for identical or similar inputs not in active markets, and observable inputs.

•
Level 3 inputs are unobservable from objective sources in the market and reflect management judgment about the assumptions market participants would use in pricing the instruments. Instruments in this category include non-exchange-traded derivatives such as certain over-the-counter commodity option and swap contracts.

Use of estimates
The Consolidated Financial Statements are prepared in accordance with IFRS which requires the use of estimates, judgments and assumptions that affect the carrying amount of assets and liabilities, the disclosure of contingent assets and liabilities and the amounts of income and expenses recognized. The estimates and associated assumptions are based on management's best judgment of elements that are known when the financial statements are prepared, on historical experience and on any other factors that are considered to be relevant.
Estimates and underlying assumptions are reviewed by the Group periodically and when circumstances require. Actual results could differ from the estimates, which would require adjustment accordingly. The effects of any changes in estimates are recognized in the Consolidated Income Statement in the period in which the adjustment is made, or in future periods.
Items requiring estimates for which there is a risk that a material difference may arise in the future in respect of the carrying amounts of assets and liabilities are discussed below.
Employee Benefits
The Group provides post-employment benefits for certain of its active employees and retirees, which vary according to the legal, fiscal and economic conditions of each country in which the Group operates and may change periodically. The plans are classified by the Group on the basis of the type of benefit provided as follows: pension benefits, health care and life insurance plans and other post-employment benefits.
Group companies provide certain post-employment benefits, such as pension or health care benefits, to their employees under defined contribution plans whereby the Group pays contributions to public or private plans on a legally mandatory, contractual, or voluntary basis. The Group recognizes the cost for defined contribution plans as incurred and classifies this by function within Cost of revenues, Selling, general and other costs, and Research and development costs in the Consolidated Income Statement.
Pension plans
The Group sponsors both non-contributory and contributory defined benefit pension plans primarily in the U.S. and Canada, the majority of which are funded. Non-contributory pension plans cover certain hourly and salaried employees and the benefits are based on a fixed rate for each year of service. Additionally, contributory benefits are provided to certain salaried employees under the salaried employees’ retirement plans.
The Group’s defined benefit pension plans are accounted for on an actuarial basis, which requires the use of estimates and assumptions to determine the net liability or net asset. The Group estimates the present value of the projected future payments to all participants by taking into consideration parameters of a financial nature such as discount rates, the rate of salary increases and the likelihood of potential future events estimated by using demographic assumptions, which may have an effect on the amount and timing of future payments, such as mortality, dismissal and retirement rates, which are developed to reflect actual and projected plan experience. Mortality rates are developed using our plan-specific populations, recent mortality information published by recognized experts in this field, primarily the U.S. Society of Actuaries and the Canadian Institute of Actuaries, and other data where appropriate to reflect actual and projected plan experience. The expected amount and timing of contributions is based on an assessment of minimum funding requirements. From time to time, contributions are made beyond those that are legally required.
Plan obligations and costs are based on existing retirement plan provisions. Assumptions regarding any potential future changes to benefit provisions beyond those to which the Group is presently committed are not made. Significant differences in actual experience or significant changes in the following key assumption may affect the pension obligations and pension expense:

•
Discount rates. Our discount rates are based on yields of high-quality (AA-rated) fixed income investments for which the timing and amounts of maturities match the timing and amounts of the projected benefit payments.

The effects of actual results differing from assumptions and of amended assumptions are included in Other comprehensive income/(loss). The weighted average discount rates used to determine the defined benefit obligation for the defined benefit plans were 4.3 percent and 3.7 percent at December 31, 2018 and 2017, respectively.
At December 31, 2018, the effect on the defined benefit obligation of a decrease or increase in the discount rate, holding all other assumptions constant, is as follows:

Effect on pension benefit obligation increase/(decrease) in Net liability
( € million)
10 basis point decrease in discount rate	257
10 basis point increase in discount rate	(252)

Refer to Note 19, Employee benefits liabilities, for additional information on the Group’s pension plans.
Other post-employment benefits
The Group provides health care, legal, severance, indemnity life insurance benefits and other post-retirement benefits to certain hourly and salaried employees. Upon retirement, these employees may become eligible for a continuation of certain benefits. Benefits and eligibility rules may be modified periodically.
These other post-employment benefits (“OPEB”) are accounted for on an actuarial basis, which requires the selection of various assumptions. The estimation of the Group’s obligations, costs and liabilities associated with OPEB requires the use of estimates of the present value of the projected future payments to all participants, taking into consideration the likelihood of potential future events estimated by using demographic assumptions, which may have an effect on the amount and timing of future payments, such as mortality, dismissal and retirement rates, which are developed to reflect actual and projected plan experience, as well as legal requirements for retirement in respective countries. Mortality rates are developed using our plan-specific populations, recent mortality information published by recognized experts in this field and other data where appropriate to reflect actual and projected plan experience.
Plan obligations and costs are based on existing plan provisions. Assumptions regarding any potential future changes to benefit provisions beyond those to which the Group is presently committed are not made.
Significant differences in actual experience or significant changes in the following key assumptions may affect the OPEB obligation and expense:

•
Discount rates. Our discount rates are based on yields of high-quality (AA-rated) fixed income investments for which the timing and amounts of maturities match the timing and amounts of the projected benefit payments.

•	Health care cost trends. The Group’s health care cost trend assumptions are developed based on historical cost data, the near-term outlook and an assessment of likely long-term trends.
At December 31, 2018, the effect of a decrease or increase in the key assumptions affecting the health care, life insurance plans and Italian severance indemnity (trattamento di fine rapporto or “TFR”), holding all other assumptions constant, is shown below:

	Effect on health care and life insurance benefit obligation	Effect on the TFR benefit obligation
	(€ million)
10 basis point / (100 basis point for TFR) decrease in discount rate	27	46
10 basis point / (100 basis point for TFR) increase in discount rate	(27)	(41)
100 basis point decrease in health care cost trend rate	(38)	—
100 basis point increase in health care cost trend rate	45	—

Refer to Note 19, Employee benefits liabilities, for additional information on the Group’s OPEB liabilities.
Recoverability of non-current assets with definite useful lives
Non-current assets with definite useful lives include property, plant and equipment, intangible assets and assets held for sale. Intangible assets with definite useful lives mainly consist of capitalized development expenditures primarily related to the NAFTA and EMEA segments. The Group periodically reviews the carrying amount of non-current assets with definite useful lives when events or circumstances indicate that an asset may be impaired. The recoverability of non-current assets with definite useful lives is based on the estimated future cash flows, using the Group’s current business plan, of the CGUs to which the assets relate.
The global automotive industry is experiencing significant change as a result of evolving regulatory requirements for fuel efficiency, greenhouse gas emissions and other tailpipe emissions and emerging technology changes, such as electrification and autonomous driving. Our business plan could change in response to these evolving requirements and emerging technologies. As we continue to assess the potential impacts of these evolving requirements, emerging technologies and of operationalizing and implementing the strategic targets set out in the business plan, including re-allocation of our resources, the recoverability of certain of our assets or CGUs may be impacted in future periods.
For example, our product development strategies may be affected by regulatory changes as well as changes in the expected costs of implementing electrification, including the cost of batteries. As relevant circumstances change, we expect to adjust our product plans which may result in changes to the expected use of certain of the Group's vehicle platforms. In addition, recoverability of certain vehicle platforms, particularly in EMEA, depends on the development and launch of additional vehicles with forecasted volumes and margins largely in line with our business plan. These uncertainties could result in either impairments of, or reductions to the expected useful lives of, these platforms, or both. Any change in recoverability would be accounted for at the time such change to the business plan occurs.
For the years ended December 31, 2018, 2017 and 2016, the impairment tests performed compared the carrying amount of the assets included in the respective CGUs to their value in use. The value in use of the CGUs was determined using a discounted cash flow methodology based primarily on unobservable inputs, including estimated pre-tax future cash flows attributable to the CGUs and a pre-tax discount rate reflecting a current market assessment of the time value of money and the risks specific to the CGUs.
During the year ended December 31, 2018, impairment losses totaling €297 million were recognized. The most significant component of this impairment loss was in EMEA, primarily resulting from changes in product plans in connection with the 2018-2022 business plan. It was determined that the carrying amount of the CGUs exceeded their value in use and accordingly, an impairment charge of €262 million was recognized in EMEA, €16 million in NAFTA, €11 million in APAC and €8 million in LATAM.
During the year ended December 31, 2017, impairment losses totaling €219 million were recognized. The most significant components of this impairment loss were in EMEA, related to changes in the global product portfolio, and in LATAM, related to product portfolio changes. It was determined that the carrying amount of the CGUs exceeded their value in use and accordingly, an impairment charge of €142 million was recognized in EMEA and €56 million in LATAM. In addition, during the second quarter of 2017, due to the continued deterioration of the economic conditions in Venezuela, certain of FCA Venezuela's assets were impaired to their fair value using a market approach, resulting in an impairment loss of €21 million.
During the year ended December 31, 2016, impairment losses totaling €177 million were recognized. The most significant component of this impairment loss related to the impairment of capitalized development expenditures for the locally produced Fiat Viaggio and Ottimo vehicles as a result of the Group's capacity realignment to SUV production in China. It was determined that the carrying amount of the CGUs exceeded their fair value in use resulting in an impairment charge of €90 million. In addition, due to the continued deterioration of the economic conditions in Venezuela, certain of FCA Venezuela's assets were impaired to their fair value using a market approach, resulting in an impairment charge of €43 million.
Recoverability of Goodwill and Intangible assets with indefinite useful lives
In accordance with IAS 36 - Impairment of Assets, goodwill and intangible assets with indefinite useful lives are not amortized and are tested for impairment annually or more frequently if facts or circumstances indicate that the asset may be impaired.
Goodwill and intangible assets with indefinite useful lives are allocated to operating segments or to CGUs within the operating segments. The impairment test is performed by comparing the carrying amount (which mainly comprises property, plant and equipment, goodwill, brands and capitalized development expenditures) and the recoverable amount of each CGU or group of CGUs to which Goodwill has been allocated. The recoverable amount of a CGU is the higher of its fair value less costs of disposal and its value in use. The balance of Goodwill and intangible assets with indefinite useful lives recognized by the Group primarily relates to the acquisition of FCA US. Goodwill from the acquisition of FCA US has been allocated to the NAFTA, EMEA, APAC and LATAM operating segments.
The assumptions used in the impairment test represent management’s best estimate for the period under consideration.

•
The estimate of the recoverable amount for purposes of performing the annual impairment test for each of the operating segments was determined using fair value less costs of disposal for the year ended December 31, 2018 and was based on the following assumptions:

◦
The expected future cash flows covering the period from 2019 through 2022. These expected cash flows reflect the current expectations regarding economic conditions and market trends as well as the Group’s initiatives for the period 2019 to 2022. These cash flows relate to the respective CGUs in their current condition when preparing the financial statements and exclude the estimated cash flows that might arise from restructuring plans or other structural changes. Volumes and sales mix used for estimating the future cash flow are based on assumptions that are considered reasonable and sustainable and represent the best estimate of expected conditions regarding market trends and segment, brand and model share for the respective operating segment over the period considered. With regards to:

▪
The APAC operating segment, expected future cash flows are sensitive to certain assumptions, primarily the expected margins for the terminal period, such that a reduction of 0.7 percent in the margin for the terminal period would reduce the fair value down to its carrying value. While the assumptions used are considered reasonable and achievable and represent the best estimate of expected conditions in the operating segment, management is actively implementing measures to improve operating results by addressing commercial performance and cost structure to allow the achievement of the expected margins and cash flow in APAC.

▪
The LATAM operating segment, expected future cash flows also include the extension of tax benefits though 2025 and other government grants, which were signed into law in Brazil during the fourth quarter of 2018.

◦
The expected future cash flows include a normalized terminal period to estimate the future result beyond the time period explicitly considered which incorporates a long-term growth rate assumption of 2 percent. The long-term EBIT margins have been set considering the margins incorporated into the five-years plan, as adjusted for the stage in the economic cycle of the regions and any specific circumstances (for example, in LATAM, the long-term EBIT margin has been adjusted to assume no extension of the Brazilian tax benefits beyond 2025).

◦
Post-tax cash flows have been discounted using a post-tax discount rate which reflects the current market assessment of the time value of money for the period being considered and the risks specific to the operating segment and cash flows under consideration. The Weighted Average Cost of Capital (“WACC”) ranged from approximately 13.7 percent to approximately 21.7 percent. The WACC was calculated using the Capital Asset Pricing Model technique.

The values estimated as described above were determined to be in excess of the book value of the net capital employed for each operating segment to which Goodwill has been allocated. As such, no impairment charges were recognized for Goodwill and Intangible assets with indefinite useful lives for the year ended December 31, 2018.
There were no impairment charges resulting from the impairment tests performed for the years ended December 31, 2017 and 2016.
Recoverability of deferred tax assets
Deferred tax assets are recognized to the extent that it is probable that sufficient taxable profit will be available to allow the benefit of part or all of the deferred tax assets to be utilized. The recoverability of deferred tax assets is dependent on the Group’s ability to generate sufficient future taxable income in the period in which it is assumed that the deductible temporary differences reverse and tax losses carried forward can be utilized. In making this assessment, the Group considers future taxable income arising based on the most recent business plan. Moreover, the Group estimates the impact of the reversal of taxable temporary differences on earnings and it also considers the period over which these deferred tax assets could be recovered.
The estimates and assumptions used in the assessment are subject to uncertainty especially as it relates to the Group’s future performance as compared to the business plan, particularly in LATAM and EMEA. Therefore, changes in current estimates due to unanticipated events could have a significant impact on our Consolidated Financial Statements.
Refer to Note 7, Tax expense for additional detail.
Sales incentives
The Group records the estimated cost of sales incentive programs offered to dealers and consumers as a reduction to revenue at the time of sale to the dealer. This estimated cost represents the incentive programs offered to dealers and consumers, as well as the expected modifications to these programs in order to facilitate sales of the dealer inventory. Subsequent adjustments to sales incentive programs related to vehicles previously sold to dealers are recognized as an adjustment to Net revenues in the period the adjustment is determinable.
The Group uses price discounts to adjust vehicle pricing in response to a number of market and product factors, including pricing actions and incentives offered by competitors, economic conditions, the amount of excess industry production capacity, the intensity of market competition, consumer demand for the product and the desire to support promotional campaigns. The Group may offer a variety of sales incentive programs at any given point in time, including cash offers to dealers and consumers and subvention programs offered to customers, or lease subsidies, which reduce the retail customer’s monthly lease payment or cash due at the inception of the financing arrangement, or both. Sales incentive programs are generally brand, model and region specific for a defined period of time.
Multiple factors are used in estimating the future incentive expense by vehicle line, including the current incentive programs in the market, planned promotional programs and the normal incentive escalation incurred as the model year ages. The estimated incentive rates are reviewed monthly and changes to planned rates are adjusted accordingly, thereby impacting revenues. As there are a multitude of inputs affecting the calculation of the estimate for sales incentives, an increase or decrease of any of these variables could have a significant effect on Net revenues.
Product warranties, recall campaigns and product liabilities
The Group establishes reserves for product warranties at the time the related sale is recognized. The Group issues various types of product warranties under which the performance of products delivered is generally guaranteed for a certain period or term. The accrual for product warranties includes the expected costs of warranty obligations imposed by law or contract, as well as the expected costs for policy coverage, recall actions and buyback commitments. The estimated future costs of these actions are principally based on assumptions regarding the lifetime warranty costs of each vehicle line and each model year of that vehicle line, as well as historical claims experience for the Group’s vehicles. In addition, the number and magnitude of additional service actions expected to be approved and policies related to additional service actions are taken into consideration. Due to the uncertainty and potential volatility of these estimated factors, changes in the assumptions used could materially affect the results of operations.
The Group periodically initiates voluntary service and recall actions to address various customer satisfaction as well as safety and emissions issues related to vehicles sold. Included in the reserve is the estimated cost of these service and recall actions. In NAFTA, we accrue estimated costs for recalls at the time of sale, which are based on historical claims experience as well as an additional actuarial analysis that gives greater weight to the more recent calendar year trends in recall campaign activity. In other regions and sectors, however, there generally is not sufficient historical data to support the application of an actuarial-based estimation technique. As a result, estimated recall costs for the other regions and sectors are accrued at the time when they are probable and reasonably estimable, which typically occurs once a specific recall campaign is approved and is announced.
Estimates of the future costs of these actions are subject to numerous uncertainties, including the enactment of new laws and regulations, the number of vehicles affected by a service or recall action and the nature of the corrective action. It is reasonably possible that the ultimate cost of these service and recall actions may require the Group to make expenditures in excess of (or less than) established reserves over an extended period of time and in a range of amounts that cannot be reasonably estimated. The estimate of warranty and additional service and recall action obligations is periodically reviewed during the year. Experience has shown that initial data for any given model year can be volatile; therefore, our process relies upon long-term historical averages until sufficient data is available. As actual experience becomes available, it is used to modify the historical averages to ensure that the forecast is within the range of likely outcomes. Resulting accruals are then compared with current spending rates to ensure that the balances are adequate to meet expected future obligations.
In addition, the Group makes provisions for estimated product liability costs arising from property damage and personal injuries including wrongful death, and potential exemplary or punitive damages alleged to be the result of product defects. By nature, these costs can be infrequent, difficult to predict and have the potential to vary significantly in amount. The valuation of the reserve is actuarially determined on an annual basis based on, among other factors, the number of vehicles sold and product liability claims incurred. Costs associated with these provisions are recorded in the Consolidated Income Statement and any subsequent adjustments are recorded in the period in which the adjustment is determined.
Litigation
Various legal proceedings, claims and governmental investigations are pending against the Group on a wide range of topics, including vehicle safety, emissions and fuel economy, competition, tax and securities laws, labor, dealer, supplier and other contractual relationships, intellectual property rights, product warranties and environmental matters. Some of these proceedings allege defects in specific component parts or systems (including airbags, seats, seat belts, brakes, ball joints, transmissions, engines and fuel systems), in various vehicle models or allege general design defects relating to vehicle handling and stability, sudden unintended movement or crashworthiness. These proceedings seek recovery for damage to property, personal injuries or wrongful death and in some cases include a claim for exemplary or punitive damages. Adverse decisions in one or more of these proceedings could require the Group to pay substantial damages, or undertake service actions, recall campaigns or other costly actions.
Litigation is subject to many uncertainties, and the outcome of individual matters is not predictable with assurance. Moreover, the cases and claims against the Group are often derived from complex legal issues that are subject to differing degrees of uncertainty, including the facts and circumstances of each particular case, the manner in which the applicable law is likely to be interpreted and applied and the jurisdiction and the different laws involved. A provision is established in connection with pending or threatened litigation if it is probable there will be an outflow of funds and when the amount can be reasonably estimated. If an outflow of funds becomes probable, but the amount cannot be estimated, the matter is disclosed in the notes to the Consolidated Financial Statements. Since these provisions represent estimates, the resolution of some of these matters could require the Group to make payments in excess of the amounts accrued or may require the Group to make payments in an amount or range of amounts that could not be reasonably estimated.
The Group monitors the status of pending legal proceedings and consults with experts on legal and tax matters on a regular basis. As such, the provisions for the Group’s legal proceedings and litigation may vary as a result of future developments in pending matters.

New standards and amendments effective from January 1, 2018
The impact of adoption on our Consolidated Income Statement for the year ended December 31, 2018 and Consolidated Statement of Financial Position at December 31, 2018 was as follows:

	Year ended December 31, 2018
	As reported	Amounts without adoption of IFRS 15	Effect of change higher/(lower)
	(€ million)
Consolidated Income Statement
Net revenues	110,412	110,533	(121)
Cost of revenues	95,011	95,127	(116)
Tax expense	778	779	(1)
Profit from discontinued operations, net of tax	302	303	(1)
Net profit	3,632	3,637	(5)

	At December 31, 2018
	As reported	Balances without adoption of IFRS 15	Effect of change higher/(lower)
	(€ million)
Consolidated Statement of Financial Position
Assets
Deferred tax assets	1,814	1,814	—
Inventories	10,694	10,694	—
Assets sold with a buy-back commitment	1,707	1,890	(183)
Assets held for sale	4,801	4,805	(4)

Equity
Equity attributable to owners of the parent	24,702	24,679	23

Liabilities
Deferred tax liabilities	937	937	—
Other liabilities (non-current)	2,452	2,453	(1)
Trade payables	19,229	19,280	(51)
Provisions (current)	10,483	10,483	—
Tax payables (current)	114	114	—
Other liabilities (current)	7,057	7,186	(129)
Liabilities held for sale	2,931	2,960	(29)
On January 1, 2018, the financial instruments of the Group were reclassified into the appropriate IFRS 9 categories. The main effects resulting from the reclassification between measurement categories are as follows:

Financial statement line item	IAS 39 measurement category(D)	At December 31, 2017	Reclassification		At January 1, 2018	IFRS 9 measurement category	Financial statement line item
(€ million)
Other financial assets (non-current)							Other financial assets (non-current)
Derivative financial assets	FVPL(E)	€19	€—		€19	FVPL(E)	Derivative financial assets
Debt securities measured at fair value through profit or loss	FVPL	59	(59)	(A)
Debt securities held-to-maturity	AC	2	(2)
			2		2	AC	Other assets
Equity instruments measured at cost	Cost	43	(43)	(B)
			20	(B)	20	FVPL	Equity instruments measured at FVPL
Equity instruments measured at fair value through other comprehensive income	FVOCI (AFS)	23	23	(B)	46	FVOCI	Equity instruments measured at FVOCI
Financial receivables	AC (L&R)	275	—		275	AC	Financial receivables
Collateral deposits	FVPL	61	—		61	FVPL	Collateral deposits
Total Other financial assets		€482	€(59)		€423		Total Other financial assets

Financial statement line item	IAS 39 measurement category(D)	At December 31, 2017	Reclassification		At January 1, 2018	IFRS 9 measurement category	Financial statement line item
(€ million)
Other receivables (non-current)							Other receivables (non-current)
Receivables from financing activities	AC (L&R)	€194	€—		€194	AC	Receivables from financing activities
Other receivables	AC (L&R)	472	—		472	AC	Other receivables
Total Other receivables		€666	€—		€666		Total Other receivables

Trade and other receivables (current)							Trade and other receivables (current)
Trade receivables	AC (L&R)	€2,460	€(28)	(C)	€2,432	AC	Trade receivables
			28	(C)	28	FVPL	Trade receivables
Receivables from financing activities	AC (L&R)	2,946	(700)	(C)	2,246	AC	Receivables from financing activities
			700	(C)	700	FVPL	Receivables from financing activities
Other receivables	AC (L&R)	2,481	—		2,481	AC	Other receivables
Total Trade and other receivables		€7,887	€—		€7,887		Total Trade and other receivables

Other financial assets (current)							Other financial assets (current)
Derivative financial assets	FVPL(E)	€265	€—		€265	FVPL(E)	Derivative financial assets
Debt securities measured at fair value through other comprehensive income	FVOCI (AFS)	4	(4)
			4		4	AC	Other financial assets
Debt securities measured at fair value through profit or loss	FVPL (HFT)	172	59	(A)	231	FVPL	Debt securities measured at FVPL
Held-for-trading investments	FVPL (HFT)	46	(46)
			46		46	FVPL	Equity instruments measured at FVPL
Total Other financial assets		€487	€59		€546		Total Other financial assets

Cash and cash equivalents							Cash and cash equivalents
Cash at banks	FVPL	€6,396	€—		€6,396	AC	Cash at banks
Money market securities	FVPL	6,242	(3,530)		2,712	FVPL	Money market securities
			3,530		3,530	AC	Other cash equivalents
Total Cash and cash equivalents		€12,638	€—		€12,638		Total Cash and cash equivalents
______________________________________________________________________________________________________________________________
(A) As of January 1, 2018, debt securities of €59 million were reclassified from non-current to current to reflect the held to sell business model with no impact on retained earnings.
(B) As permitted by IFRS 9, the Group has designated certain investments in other companies at the date of initial application as measured at FVOCI
(C) Certain trade receivables and receivables from financing activities, mainly attributable to the EMEA region, were reclassified from amortized cost to FVPL as a result of the held to sell business model.
(D) AFS: available-for-sale; HTM: held-to-maturity; L&R: Loans & Receivables; HFT: held-for-trading; FV: fair value.
(E) Except for derivatives designated in cash flow hedging relationship, as described above.
New standards and amendments effective January 1, 2018
The cumulative effect of the changes made to our Consolidated Statement of Financial Position as of January 1, 2018 for the adoption of IFRS 15 - Revenue from Contracts with Customers and IFRS 9 - Financial Instruments is as follows:

(€ million)	At December 31, 2017 (as previously reported)	IFRS 15 Adoption Effect	IFRS 9 Adoption Effect	At January 1, 2018 (as adjusted)
Assets
Goodwill and intangible assets with indefinite useful lives	€13,390	€—	€—	€13,390
Other intangible assets	11,542	—	—	11,542
Property, plant and equipment	29,014	—	—	29,014
Investments accounted for using the equity method	2,008	—	(9)	1,999
Other financial assets	482	—	(59)	423
Deferred tax assets	2,004	(5)	—	1,999
Trade and other receivables	666	—	—	666
Tax receivables	83	—	—	83
Prepaid expenses and other assets(1)	328	—	—	328
Other non-current assets	508	—	—	508
Total Non-current assets	60,025	(5)	(68)	59,952
Inventories	12,922	—	—	12,922
Assets sold with a buy-back commitment	1,748	(288)	—	1,460
Trade and other receivables	7,887	—	—	7,887
Tax receivables	215	—	—	215
Prepaid expenses and other assets(1)	377	—	—	377
Other financial assets	487	—	59	546
Cash and cash equivalents	12,638	—	—	12,638
Total Current assets	36,274	(288)	59	36,045
Total Assets	€96,299	€(293)	€(9)	€95,997
Equity and liabilities
Equity
Equity attributable to owners of the parent	€20,819	€30	€(9)	€20,840
Non-controlling interests	168	—	—	168
Total Equity	20,987	30	(9)	21,008
Liabilities
Long-term debt	10,726	—	—	10,726
Employee benefits liabilities	8,584	—	—	8,584
Provisions	5,770	—	—	5,770
Other financial liabilities	1	—	—	1
Deferred tax liabilities	388	2	—	390
Tax payables	74	—	—	74
Other liabilities	2,500	(17)	—	2,483
Total Non-current liabilities	28,043	(15)	—	28,028
Trade payables	21,939	(73)	—	21,866
Short-term debt and current portion of long-term debt	7,245	—	—	7,245
Employee benefits liabilities	694	—	—	694
Provisions	9,009	1	—	9,010
Other financial liabilities	138	—	—	138
Tax payables	309	—	—	309
Other liabilities	7,935	(236)	—	7,699
Total Current liabilities	47,269	(308)	—	46,961
Total Equity and liabilities	€96,299	€(293)	€(9)	€95,997
2018
The cumulative effect of the changes made to our Consolidated Statement of Financial Position as of January 1, 2018 for the adoption of IFRS 15 - Revenue from Contracts with Customers and IFRS 9 - Financial Instruments is as follows:

(€ million)	At December 31, 2017 (as previously reported)	IFRS 15 Adoption Effect	IFRS 9 Adoption Effect	At January 1, 2018 (as adjusted)
Assets
Goodwill and intangible assets with indefinite useful lives	€13,390	€—	€—	€13,390
Other intangible assets	11,542	—	—	11,542
Property, plant and equipment	29,014	—	—	29,014
Investments accounted for using the equity method	2,008	—	(9)	1,999
Other financial assets	482	—	(59)	423
Deferred tax assets	2,004	(5)	—	1,999
Trade and other receivables	666	—	—	666
Tax receivables	83	—	—	83
Prepaid expenses and other assets(1)	328	—	—	328
Other non-current assets	508	—	—	508
Total Non-current assets	60,025	(5)	(68)	59,952
Inventories	12,922	—	—	12,922
Assets sold with a buy-back commitment	1,748	(288)	—	1,460
Trade and other receivables	7,887	—	—	7,887
Tax receivables	215	—	—	215
Prepaid expenses and other assets(1)	377	—	—	377
Other financial assets	487	—	59	546
Cash and cash equivalents	12,638	—	—	12,638
Total Current assets	36,274	(288)	59	36,045
Total Assets	€96,299	€(293)	€(9)	€95,997
Equity and liabilities
Equity
Equity attributable to owners of the parent	€20,819	€30	€(9)	€20,840
Non-controlling interests	168	—	—	168
Total Equity	20,987	30	(9)	21,008
Liabilities
Long-term debt	10,726	—	—	10,726
Employee benefits liabilities	8,584	—	—	8,584
Provisions	5,770	—	—	5,770
Other financial liabilities	1	—	—	1
Deferred tax liabilities	388	2	—	390
Tax payables	74	—	—	74
Other liabilities	2,500	(17)	—	2,483
Total Non-current liabilities	28,043	(15)	—	28,028
Trade payables	21,939	(73)	—	21,866
Short-term debt and current portion of long-term debt	7,245	—	—	7,245
Employee benefits liabilities	694	—	—	694
Provisions	9,009	1	—	9,010
Other financial liabilities	138	—	—	138
Tax payables	309	—	—	309
Other liabilities	7,935	(236)	—	7,699
Total Current liabilities	47,269	(308)	—	46,961
Total Equity and liabilities	€96,299	€(293)	€(9)	€95,997

________________________________________________________________________________________________________________________________________________
(1) Caption previously reported as “Accrued income and prepaid expenses”

IFRS 15 - Revenue from contracts with customers
IFRS 15 - Revenue from contracts with customers (“IFRS 15”) requires companies to recognize revenue upon transfer of control of goods or services to a customer at an amount that reflects the consideration it expects to receive for those goods or services. The Group adopted IFRS 15 and all the related amendments using the modified retrospective method, with the cumulative effect of initially applying the standard recognized as an adjustment to the Group’s opening equity balance on January 1, 2018. The comparative period has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2018. There was no material impact on our Consolidated Financial Statements from the adoption of this standard in 2018 and we do not expect a material impact on an ongoing basis.
The majority of our revenue continues to be recognized in a manner consistent with prior years. Revenue from the sale of vehicles and service parts is recognized upon transfer of control to our customers, which generally corresponds to the date when the vehicles and service parts are made available to dealers or distributors, or when the vehicles and service parts are released to the carrier responsible for transporting them to dealers or distributors. Under IFRS 15, however, new vehicle sales through our Guarantee Depreciation Program (“GDP”), under which the Group guarantees the residual value or otherwise assumes responsibility for the minimum resale value of the vehicle, as well as those vehicles which include a put option for which the customer does not have a significant economic incentive to exercise, will be recognized as revenue when the vehicles are shipped, rather than being accounted for as an operating lease.
The impact of adoption on our Consolidated Income Statement for the year ended December 31, 2018 and Consolidated Statement of Financial Position at December 31, 2018 was as follows:

	Year ended December 31, 2018
	As reported	Amounts without adoption of IFRS 15	Effect of change higher/(lower)
	(€ million)
Consolidated Income Statement
Net revenues	110,412	110,533	(121)
Cost of revenues	95,011	95,127	(116)
Tax expense	778	779	(1)
Profit from discontinued operations, net of tax	302	303	(1)
Net profit	3,632	3,637	(5)

	At December 31, 2018
	As reported	Balances without adoption of IFRS 15	Effect of change higher/(lower)
	(€ million)
Consolidated Statement of Financial Position
Assets
Deferred tax assets	1,814	1,814	—
Inventories	10,694	10,694	—
Assets sold with a buy-back commitment	1,707	1,890	(183)
Assets held for sale	4,801	4,805	(4)

Equity
Equity attributable to owners of the parent	24,702	24,679	23

Liabilities
Deferred tax liabilities	937	937	—
Other liabilities (non-current)	2,452	2,453	(1)
Trade payables	19,229	19,280	(51)
Provisions (current)	10,483	10,483	—
Tax payables (current)	114	114	—
Other liabilities (current)	7,057	7,186	(129)
Liabilities held for sale	2,931	2,960	(29)

Revenue recognition
Revenue is recognized when control of our vehicles, services or parts has been transferred and the Group’s performance obligations to our customers have been satisfied. Revenue is measured as the amount of consideration the Group expects to receive in exchange for transferring goods or providing services. The timing of when the Group transfers the goods or services to the customer may differ from the timing of the customer’s payment. The Group recognizes a contract liability when it invoices an amount to a customer prior to the transfer of the goods or services provided. When the Group gives our customers the right to return eligible goods, the Group estimates the expected returns based on an analysis of historical experiences. Sales, value added and other taxes that the Group collects on behalf of others concurrently with revenue generating activities are excluded from revenue and are recognized within the Other liabilities and the Tax payables line items in the Consolidated Statement of Financial Position. Incidental items that are immaterial in the context of the contract are recognized as expense.
The Group also enters into contracts with multiple performance obligations. For these contracts, the Group allocates revenue from the transaction price to the distinct goods and services in the contract on a relative standalone selling price basis. To the extent that the Group sells the good or service separately in the same market, the standalone selling price is the observable price at which the Group sells the good or service separately. For all other goods or services, the Group estimates the standalone selling price using a cost-plus-margin approach.
Sales of goods
The Group has determined that our customers from the sale of vehicles and service parts are generally dealers, distributors or fleet customers. Transfer of control, and therefore revenue recognition, generally corresponds to the date when the vehicles or service parts are made available to the customer, or when the vehicles or service parts are released to the carrier responsible for transporting them to the customer. This is also the point at which invoices are issued, with payment for vehicles typically due immediately and payment for service parts typically due in the following month. For component part sales, revenue recognition is consistent with that of service parts. The Group also sells tooling, with control transferring at the point in time when the customer accepts the tooling.
The cost of incentives, if any, is estimated at the inception of a contract at the expected amount that will ultimately be paid and is recognized as a reduction to revenue at the time of the sale. If a vehicle contract transaction has multiple performance obligations, the cost of incentives is allocated entirely to the vehicle as the intent of the incentives is to encourage sales of vehicles. If the estimate of the incentive changes following the sale to the customer, the change in estimate is recognized as an adjustment to revenue in the period of the change. Refer to the Use of estimates - Sales incentives for more information on these programs.
New vehicle sales through GDP are recognized as revenue when control of the vehicle transfers to the fleet customer, except in situations where the Group issues a put option for which there is a significant economic incentive to exercise, as discussed below. Upon recognition of the vehicle revenue, the Group establishes a liability equal to the estimated amount of any residual value guarantee.
The Group also sells vehicles where, in addition to guaranteeing the residual value, the contract includes a put option whereby the fleet customer can require the Group to repurchase the vehicles. For these types of arrangements, the Group assesses whether a significant economic incentive exists for the customer to exercise its put option. If the Group determines that a significant economic incentive does not exist for the customer to exercise its put option, then revenue is recognized when control of the vehicle transfers to the fleet customer and a liability is recognized equal to the estimated amount of the residual value guarantee. If the Group determines that a significant economic incentive exists, then the arrangement is accounted for similarly to a repurchase obligation, as described in Lease installments from assets sold with buy-back commitments.
Services provided
When control of a good transfers to the customer prior to the completion of shipping activities for which the Group is responsible, this represents a separate performance obligation for which the shipping revenue is recognized when the shipping service is complete. Other revenues from services provided are primarily comprised of maintenance plans and extended warranties, and are recognized over the contract period in proportion to the costs expected to be incurred based on our historical experience. These services are either included in the selling price of the vehicle or separately priced. Revenue for services is allocated based on the estimated stand-alone selling price. Costs associated with the sale of contracts are deferred and are subsequently amortized to expense consistent with how the related revenue is recognized. The Group had €200 million of deferred service contract costs at December 31, 2018 and recognized €88 million of amortization expense during the year ended December 31, 2018.
Contract revenues
Revenue from construction contracts, which is comprised of industrial automation systems, included within “Other activities”, is recognized as revenue over the contract period in proportion to the costs expected to be incurred based on our historical experience. A loss is recognized if the sum of the expected costs for services under the contract exceeds the transaction price.
Lease installments from assets sold with buy-back commitments
Vehicle sales to fleet customers can include a repurchase obligation, whereby the Group is required to repurchase the vehicles at a given point in time. The Group accounts for such sales as an operating lease. Upon the transfer of vehicles to the fleet customer, the Group records a liability equal to the proceeds received within Other liabilities in the Consolidated Statement of Financial Position. The difference between the proceeds received and the guaranteed repurchase amount is recognized as revenue over the contractual term on a straight-line basis. The cost of the vehicle is recorded within Assets sold with a buy-back commitment in the Consolidated Statement of Financial Position and the difference between the cost of the vehicle and the estimated residual value is recognized within Cost of revenues in the Consolidated Income Statement over the contractual term.
Interest income of financial services activities
Interest income, which is primarily generated from the Group by providing dealer and retail financing, is recognized using the effective interest method.
IFRS 9 - Financial Instruments
IFRS 9 - Financial Instruments (“IFRS 9”) replaces IAS 39 - Financial Instruments (“IAS 39”). In particular, it amends the previous guidance in three main areas:

•	The classification and measurement of financial assets, which is driven by cash flow characteristics and the business model in which an asset is held;

•	The accounting for impairment of financial assets through the introduction of an “expected credit loss” impairment model, replacing the incurred loss method under IAS 39; and

•
Hedge accounting, in particular removing some of the restrictions in applying hedge accounting under IAS 39 and to more closely align the accounting for hedge instruments with risk management policies.

In accordance with the transitional provisions in IFRS 9, the Group did not restate prior periods. For hedge accounting, the Group applied the standard prospectively. Comparative figures have not been restated for the classification and measurement provisions of the standard, including impairment, and continue to be reported under the accounting standards in effect for periods prior to January 1, 2018. The impact of adoption on our Consolidated Financial Statements was not material.
Financial assets and liabilities
Financial assets primarily include trade receivables, receivables from financing activities, investments in other companies, derivative financial instruments, cash and cash equivalents, and debt securities that represent temporary investments of available funds and do not satisfy the requirements for being classified as cash equivalents.
Financial liabilities primarily consist of debt, derivative financial instruments, trade payables and other liabilities. The classification of financial liabilities under IFRS 9 is unchanged compared with the previous accounting requirements under IAS 39.
Receivables from dealer financing activities are typically generated by sales of vehicles and are generally managed under dealer network financing programs as a component of the portfolio of the Group's financial services companies. These receivables are interest bearing with the exception of an initial, limited, non-interest bearing period. The contractual terms governing the relationships with the dealer networks vary according to market and payment terms, which range from two to twelve months.
Classification and measurement (policy applicable from January 1, 2018)
The classification of a financial asset is dependent on the Group’s business model for managing such financial assets and their contractual cash flows. The Group considers whether the contractual cash flows represent solely payments of principal and interest that are consistent with a basic lending arrangement. Where the contractual terms introduce exposure to risk or volatility that are inconsistent with a basic lending arrangement, the related financial assets are classified and measured at fair value through profit or loss (“FVPL”).

Financial asset cash flow business model	Initial measurement(1)	Measurement category(3)
Solely to collect the contractual cash flows (Held to Collect)	Fair Value including transaction costs	Amortized Cost(2)
Collect both the contractual cash flows and generate cash flows arising from the sale of assets (Held to Collect and Sell)	Fair Value including transaction costs	Fair value through other comprehensive income (“FVOCI”)
Generate cash flows primarily from the sale of assets (Held to Sell)	Fair Value	FVPL
______________________________________________________________________________________________________________________________
(1) A trade receivable without a significant financing component, as defined by IFRS 15, is initially measured at the transaction price.
(2) Receivables with maturities of over one year, which bear no interest or have an interest rate significantly lower than market rates are discounted using market rates.
(3) On initial recognition, the Group may irrevocably designate a financial asset at FVPL that otherwise meets the requirements to be measured at amortized cost or at FVOCI if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Factors considered by the Group in determining the business model for a group of financial assets include:

•	past experience on how the cash flows for these assets were collected;

•	the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and future sales activity expectations;

•	how the asset’s performance is evaluated and reported to key management personnel; and

•	how risks are assessed and managed and how management is compensated.
Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
Cash and cash equivalents include cash at banks, units in money market funds and other money market securities, commercial paper and certificate of deposits that are readily convertible into cash, with original maturities of three months or less at the date of purchase. Cash and cash equivalents are subject to an insignificant risk of changes in value and consist of balances across various primary national and international money market instruments. Money market funds consist of investments in high quality, short-term, diversified financial instruments that can generally be liquidated on demand and are measured at FVPL. Cash at banks and Other cash equivalents are measured at amortized cost.
Investments in other companies are measured at fair value. Equity investments for which there is no quoted market price in an active market and there is insufficient financial information in order to determine fair value may be measured at cost as an estimate of fair value, as permitted by IFRS 9. The Group may irrevocably elect to present subsequent changes in the investment’s fair value in Other comprehensive income (“OCI”) upon the initial recognition of an equity investment that is not held to sell. This election is made on an investment-by-investment basis. Generally, any dividends from these investments are recognized in Other income from investments within Result from investments when the Group’s right to receive payment is established. Other net gains and losses are recognized in OCI and will not be reclassified to the Consolidated Income Statement in subsequent periods. Impairment losses (and the reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value in OCI.
Impairment of financial assets (policy applicable from January 1, 2018)
The Group’s credit risk differs in relation to the type of activity. In particular, receivables from financing activities, such as dealer and retail financing that are carried out through the Group’s financial services companies, are exposed both to the direct risk of default and the deterioration of the creditworthiness of the counterparty, whereas trade receivables arising from the sale of vehicles and spare parts, are mostly exposed to the direct risk of counterparty default. These risks are mitigated by different kinds of securities received and the fact that collection exposure is spread across a large number of counterparties.
The IFRS 9 impairment requirements are based on a forward-looking expected credit loss (“ECL”) model. ECL is a probability-weighted estimate of the present value of cash shortfalls.
The calculation of the amount of ECL is based on the risk of default by the counterparty, which is determined by taking into account the information available at the end of each reporting period as to the counterparty’s solvency, the fair value of any guarantees and the Group’s historical experience. The Group considers a financial asset to be in default when: (i) the borrower is unlikely to pay its obligations in full and without consideration of compensating guarantees or collateral (if any exist); or (ii) the financial asset is more than 90 days past due.
The Group applies two impairment models for financial assets as set out in IFRS 9: the simplified approach and the general approach. The table below indicates the impairment model used for each of our financial asset categories. Impairment losses on financial assets are recognized in the Consolidated Income Statement within the corresponding line items, based on the classification of the counterparty.

Financial asset	IFRS 9 impairment model
Trade receivables	Simplified approach
Receivables from financing activities	General approach
Other receivables	General approach
In order to test for impairment, individually significant receivables and receivables for which collectability is at risk are assessed individually, while all other receivables are grouped into homogeneous risk categories based on shared risk characteristics such as instrument type, industry or geographical location of the counterparty.
The simplified approach for determining the lifetime ECL allowance is performed in two steps:

•	All trade receivables that are in default, as defined above, are individually assessed for impairment; and

•	A general reserve is recognized for all other trade receivables (including those not past due) based on historical loss rates.
The Group applies the general approach as determined by IFRS 9 by assessing at each reporting date whether there has been a significant increase in credit risk on the financial instrument since initial recognition. The Group considers receivables to have experienced a significant increase in credit risk when certain quantitative or qualitative indicators have been met or the borrower is more than 30 days past due on its contractual payments.
The “three-stages” for determining and measuring the impairment based on changes in credit quality since initial recognition are summarized below:

Stage	Description	Time period for measurement of ECL
Stage 1	A financial instrument that is not credit-impaired on initial recognition	12-month ECL
Stage 2	A financial instrument with a significant increase in credit risk since initial recognition	Lifetime ECL
Stage 3	A financial instrument that is credit-impaired or has defaulted	Lifetime ECL
Considering forward-looking economic information, ECL is determined by projecting the probability of default, exposure at default and loss given default for each future contractual period and for each individual exposure or collective portfolio. The discount rate used in the ECL calculation is the stated effective interest rate or an approximation thereof. Each reporting period, the assumptions underlying the ECL calculation are reviewed and updated as necessary. Since adoption, there have been no significant changes in estimation techniques or significant assumptions that led to material changes in the ECL allowance.
The gross carrying amount of a financial asset is written-off to the extent that there is no realistic prospect of recovery. This is generally the case when the Group determines that a debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities.
Derivative financial instruments (policy applicable from January 1, 2018)
Derivative financial instruments are used for economic hedging purposes in order to reduce currency, interest rate and market price risks (primarily related to commodities). In accordance with IFRS 9, derivative financial instruments are recognized on the basis of the settlement date and, upon initial recognition, are measured at fair value less (in case a financial asset is not measured at FVPL) transaction costs that are directly attributable to the acquisition of the financial assets. Subsequent to initial recognition, all derivative financial instruments are measured at fair value. Furthermore, derivative financial instruments qualify for hedge accounting when (i) there is formal designation and documentation of the hedging relationship and the Group’s risk management objective and strategy for undertaking the hedge at inception of the hedge and (ii) the hedge is expected to be effective.
When derivative financial instruments qualify for hedge accounting, the following accounting treatments apply:

•
Fair value hedges - where a derivative financial instrument is designated as a hedge of the exposure to changes in fair value of a recognized asset or liability attributable to a particular risk that could affect the Consolidated Income Statement, the gain or loss from remeasuring the hedging instrument at fair value is recognized in the Consolidated Income Statement. The gain or loss on the hedged item attributable to the hedged risk adjusts the carrying amount of the hedged item and is recognized in the Consolidated Income Statement.

•
Cash flow hedges - where a derivative financial instrument is designated as a hedge of the exposure to variability in future cash flows of a recognized asset or liability or a highly probable forecasted transaction and could affect the Consolidated Income Statement, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in Other comprehensive income/(loss). When the hedged forecasted transaction results in the recognition of a non-financial asset, the gains and losses previously deferred in Other comprehensive income/(loss) are reclassified and included in the initial measurement of the cost of the non-financial asset. The effective portion of any gain or loss is recognized in the Consolidated Income Statement at the same time as the economic effect arising from the hedged item that affects the Consolidated Income Statement. The gain or loss associated with a hedge or part of a hedge that has become ineffective is recognized in the Consolidated Income Statement immediately.

When a hedging instrument or hedge relationship is terminated but the hedged transaction is still expected to occur, the cumulative gain or loss realized to the point of termination remains and is recognized in the Consolidated Income Statement at the same time as the underlying transaction occurs. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss held in Other comprehensive income/(loss) is recognized in the Consolidated Income Statement immediately.

•
Hedges of a net investment - if a derivative financial instrument is designated as a hedging instrument for a net investment in a foreign operation, the effective portion of the gain or loss on the derivative financial instrument is recognized in Other comprehensive income/(loss). The cumulative gain or loss is reclassified from Other comprehensive income/(loss) to the Consolidated Income Statement upon disposal of the foreign operation.

Hedge effectiveness is determined at the inception of the hedge relationship and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument. The Group enters into hedge relationships where the critical terms of the hedging instrument match closely or exactly with the terms of the hedged item, and so a qualitative assessment of effectiveness is performed. If changes in circumstances affect the terms of the hedged item such that the critical terms no longer match closely or perfectly with the critical terms of the hedging instrument, the Group uses the hypothetical derivative method to assess effectiveness.
Ineffectiveness is measured by comparing the cumulative changes in fair value of the hedging instrument and cumulative change in fair value of the hedged item arising from the designated risk. The primary potential sources of hedge ineffectiveness are mismatches in timing or the critical terms of the hedged item and the hedging instrument.
The hedge ratio is the relationship between the quantity of the derivative and the hedged item. The Group’s derivatives have the same underlying quantity as the hedged items, therefore the hedge ratio is expected to be one for one.
If hedge accounting cannot be applied, the gains or losses from the fair value measurement of derivative financial instruments are recognized immediately in the Consolidated Income Statement.
Refer to Note 16, Derivative financial assets and liabilities, for additional information on fair value measurements.
Transfers of financial assets
The Group derecognizes financial assets when the contractual rights to the cash flows arising from the asset are no longer held or if it transfers substantially all the risks and rewards of ownership of the financial asset. On derecognition of financial assets, the difference between the carrying amount of the asset and the consideration received or receivable for the transfer of the asset is recognized in the Consolidated Income Statement.
The Group transfers certain of its financial, trade and tax receivables, mainly through factoring transactions. Factoring transactions may be either with recourse or without recourse. Certain transfers include deferred payment clauses requiring first loss cover (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), whereby the transferor has priority participation in the losses, or requires a significant exposure to the variability of cash flows arising from the transferred receivables to be retained. These types of transactions do not meet the requirements of IFRS 9 for the derecognition of the assets since the risks and rewards connected with ownership of the financial asset are not substantially transferred, and accordingly the Group continues to recognize these receivables within the Consolidated Statement of Financial Position and recognizes a financial liability for the same amount under Asset-backed financing, which is included within Debt. These types of receivables are classified as held-to-collect, since the business model is consistent with the Group’s continuing recognition of the receivables.
Transition
The total impact on the Group’s Equity attributable to owners of the parent as at January 1, 2018, resulting from the initial application of the IFRS 9 impairment model on the financial assets held by FCA Bank, our jointly-controlled financial services company, which is accounted for under the equity method, is as follows:

At January 1, 2018
(€ million)
Equity attributable to owners of the parent - IAS 39	€20,819
Impact on the Equity method (net of tax)	(9)
Adjusted Equity attributable to owners of the parent - IFRS 9	€20,810

During the year ended December 31, 2018, the Group reclassified €1 million of gains from OCI to Inventories.
The Group does not expect a material impact to its Net profit on an ongoing basis from the adoption of this standard.
On January 1, 2018, the financial instruments of the Group were reclassified into the appropriate IFRS 9 categories. The main effects resulting from the reclassification between measurement categories are as follows:

Financial statement line item	IAS 39 measurement category(D)	At December 31, 2017	Reclassification		At January 1, 2018	IFRS 9 measurement category	Financial statement line item
(€ million)
Other financial assets (non-current)							Other financial assets (non-current)
Derivative financial assets	FVPL(E)	€19	€—		€19	FVPL(E)	Derivative financial assets
Debt securities measured at fair value through profit or loss	FVPL	59	(59)	(A)
Debt securities held-to-maturity	AC	2	(2)
			2		2	AC	Other assets
Equity instruments measured at cost	Cost	43	(43)	(B)
			20	(B)	20	FVPL	Equity instruments measured at FVPL
Equity instruments measured at fair value through other comprehensive income	FVOCI (AFS)	23	23	(B)	46	FVOCI	Equity instruments measured at FVOCI
Financial receivables	AC (L&R)	275	—		275	AC	Financial receivables
Collateral deposits	FVPL	61	—		61	FVPL	Collateral deposits
Total Other financial assets		€482	€(59)		€423		Total Other financial assets

Financial statement line item	IAS 39 measurement category(D)	At December 31, 2017	Reclassification		At January 1, 2018	IFRS 9 measurement category	Financial statement line item
(€ million)
Other receivables (non-current)							Other receivables (non-current)
Receivables from financing activities	AC (L&R)	€194	€—		€194	AC	Receivables from financing activities
Other receivables	AC (L&R)	472	—		472	AC	Other receivables
Total Other receivables		€666	€—		€666		Total Other receivables

Trade and other receivables (current)							Trade and other receivables (current)
Trade receivables	AC (L&R)	€2,460	€(28)	(C)	€2,432	AC	Trade receivables
			28	(C)	28	FVPL	Trade receivables
Receivables from financing activities	AC (L&R)	2,946	(700)	(C)	2,246	AC	Receivables from financing activities
			700	(C)	700	FVPL	Receivables from financing activities
Other receivables	AC (L&R)	2,481	—		2,481	AC	Other receivables
Total Trade and other receivables		€7,887	€—		€7,887		Total Trade and other receivables

Other financial assets (current)							Other financial assets (current)
Derivative financial assets	FVPL(E)	€265	€—		€265	FVPL(E)	Derivative financial assets
Debt securities measured at fair value through other comprehensive income	FVOCI (AFS)	4	(4)
			4		4	AC	Other financial assets
Debt securities measured at fair value through profit or loss	FVPL (HFT)	172	59	(A)	231	FVPL	Debt securities measured at FVPL
Held-for-trading investments	FVPL (HFT)	46	(46)
			46		46	FVPL	Equity instruments measured at FVPL
Total Other financial assets		€487	€59		€546		Total Other financial assets

Cash and cash equivalents							Cash and cash equivalents
Cash at banks	FVPL	€6,396	€—		€6,396	AC	Cash at banks
Money market securities	FVPL	6,242	(3,530)		2,712	FVPL	Money market securities
			3,530		3,530	AC	Other cash equivalents
Total Cash and cash equivalents		€12,638	€—		€12,638		Total Cash and cash equivalents
______________________________________________________________________________________________________________________________
(A) As of January 1, 2018, debt securities of €59 million were reclassified from non-current to current to reflect the held to sell business model with no impact on retained earnings.
(B) As permitted by IFRS 9, the Group has designated certain investments in other companies at the date of initial application as measured at FVOCI
(C) Certain trade receivables and receivables from financing activities, mainly attributable to the EMEA region, were reclassified from amortized cost to FVPL as a result of the held to sell business model.
(D) AFS: available-for-sale; HTM: held-to-maturity; L&R: Loans & Receivables; HFT: held-for-trading; FV: fair value.
(E) Except for derivatives designated in cash flow hedging relationship, as described above.
Other new standards and amendments
The following amendments and interpretations, which were effective from January 1, 2018, were adopted by the Group. The adoption of these amendments had no effect on the Consolidated Financial Statements.

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IFRS 2 - Share-based Payment, to provide requirements on the accounting for (i) the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, (ii) share-based payment transactions with a net settlement feature for withholding tax obligations and (iii) a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled.

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Applying IFRS 9, Financial Instruments with IFRS 4, Insurance Contracts (Amendments to IFRS 4). The amendments provide two options for entities that issue insurance contracts within the scope of IFRS 4: (i) an option that permits entities to reclassify, from profit or loss to other comprehensive income, some of the income or expenses arising from designated financial assets (the “overlay approach”) and (ii) an optional temporary exemption from applying IFRS 9 for entities whose predominant activity is issuing contracts within the scope of IFRS 4 (the “deferral approach”).

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Annual Improvements to IFRS Standards 2014–2016 Cycle, which included amendments to IAS 28 - Investments in Associates and Joint Ventures (effective January 1, 2018). The amendments clarify, correct or remove redundant wording in the related standard.

•
IFRIC Interpretation 22 - Foreign Currency Transactions and Advance Consideration which addresses the exchange rate to use in transactions that involve advance consideration paid or received in a foreign currency.

The total impact on the Group’s Equity attributable to owners of the parent as at January 1, 2018, resulting from the initial application of the IFRS 9 impairment model on the financial assets held by FCA Bank, our jointly-controlled financial services company, which is accounted for under the equity method, is as follows:

At January 1, 2018
(€ million)
Equity attributable to owners of the parent - IAS 39	€20,819
Impact on the Equity method (net of tax)	(9)
Adjusted Equity attributable to owners of the parent - IFRS 9	€20,810

New standards, amendments and interpretations not yet effective
New standards and amendments not yet effective
The following new standards and amendments were issued by the IASB. We will comply with the relevant guidance no later than their respective effective dates:

•
In January 2016, the IASB issued IFRS 16 - Leases (“IFRS 16”), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract and replaces the previous leases standard, IAS 17 - Leases. IFRS 16 is not applicable to service contracts but only to leases or lease components of a contract and defines a lease as a contract that conveys to the customer (lessee) the right to use an asset for a period of time in exchange for consideration. IFRS 16 eliminates the classification of leases for the lessee as either operating leases or finance leases as required by IAS 17 and introduces a single lessee accounting model whereby a lessee is required to recognize assets and liabilities for all leases. IFRS 16 is effective from January 1, 2019.

The Group has elected to adopt IFRS 16 under the Modified Retrospective approach and as such prior-year comparatives will not be restated.
As IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, we will continue to classify our leases where FCA is a lessor as operating leases or finance leases and account for them accordingly.
We are finalizing the implementation and assessment of the impact of the adoption of the standard on our Consolidated Financial Statements. Based on current information, the estimated impact of the standard on the Group’s Consolidated Statement of Financial Position at January 1, 2019, is an increase in both the right-of-use assets and the lease liabilities of approximately €1.3 billion of which approximately €0.2 billion will be included in Assets and Liabilities held for sale.
The impact of adoption on Net Profit is expected to be immaterial over time but a timing effect will occur due to the front-loading of interest expense as compared to IAS 17. There will be a reclassification from rent expense to depreciation and amortization expense and to interest expense. As a result of this reclassification, cash flows from operating activities will increase and be offset by a decrease in cash flows from financing activities and, accordingly, there will be an immaterial change in the underlying cash flows for the year. The estimated impact on the Consolidated Income Statement from continuing and discontinued operations for 2019 is expected to be immaterial. The opening balance of lease liabilities as at January 1, 2019 will exclude short-term leases, leases of low value assets and will be discounted as compared with the minimum operating lease payments under IAS 17 at December 31, 2018.

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In May 2017, the IASB issued IFRS 17 - Insurance Contracts (“IFRS 17”), which replaces IFRS 4 - Insurance Contracts. IFRS 17 requires all insurance contracts to be accounted for in a consistent manner and insurance obligations to be accounted for using current values, instead of historical cost. The new standard requires current measurement of the future cash flows and the recognition of profit over the period that services are provided under the contract. IFRS 17 also requires entities to present insurance service results (including presentation of insurance revenue) separately from insurance finance income or expenses, and requires an entity to make an accounting policy choice of whether to recognize all insurance finance income or expenses in profit or loss or to recognize some of those income or expenses in other comprehensive income. The standard is effective for annual periods beginning on or after January 1, 2021 with earlier adoption permitted. We do not expect a material impact to our Consolidated Financial Statements or disclosures upon adoption of the amendments.

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In June 2017, the IASB issued IFRIC Interpretation 23 - Uncertainty over Income Tax Treatment, (the “Interpretation”), which clarifies application of recognition and measurement requirements in IAS 12 - Income Taxes when there is uncertainty over income tax treatments. The Interpretation specifically addresses the following: (i) whether an entity considers uncertain tax treatments separately, (ii) the assumptions an entity makes about the examination of tax treatments by taxation authorities, (iii) how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates and (iv) how an entity considers changes in facts and circumstances. The Interpretation does not add any new disclosure requirements, however it highlights the existing requirements in IAS 1 - Presentation of Financial Statements, related to disclosure of judgments, information about the assumptions made and other estimates and disclosures of tax-related contingencies within IAS 12 - Income Taxes. The Interpretation is applicable for annual reporting periods beginning on or after January 1, 2019 and it provides a choice of two transition approaches: (i) retrospective application using IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors, only if the application is possible without the use of hindsight, or (ii) retrospective application with the cumulative effect of the initial application recognized as an adjustment to equity on the date of initial application and without restatement of the comparative information. The Group will apply IFRIC 23 from January 1, 2019 under the retrospective approach with the cumulative effect of the initial application recognized as an adjustment to equity on the date of initial application. We do not expect a material impact to our Consolidated Financial Statements or disclosures upon application of the interpretation.

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In October 2017, the IASB issued Prepayment Features with Negative Compensation (Amendments to IFRS 9), allowing companies to measure particular prepayable financial assets with so-called negative compensation at amortized cost or at fair value through other comprehensive income if a specified condition is met, instead of at fair value through profit or loss, effective January 1, 2019. We do not expect a material impact to our Consolidated Financial Statements or disclosures upon adoption of the amendments.

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In October 2017, the IASB issued Long-term interests in associates and joint ventures (Amendments to IAS 28), which clarifies that companies account for long-term interests in an associate or joint venture, to which the equity method is not applied, using IFRS 9, effective January 1, 2019. We do not expect a material impact to our Consolidated Financial Statements or disclosures upon adoption of the amendments.

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In December 2017, the IASB issued the Annual Improvements to IFRSs 2015-2017, a series of amendments to IFRSs in response to issues raised mainly on IFRS 3 - Business Combinations, which clarifies that a company remeasure its previously held interest in a joint operation when it obtains control of the business, on IFRS 11 - Joint Arrangements, a company does not remeasure its previously held interest in a joint operation when it obtains joint control of the business, on IAS 12 - Income Taxes, which clarifies that all income tax consequences of dividends (i.e. distribution of profits) should be recognized in profit or loss, regardless of how the tax arises, and on IAS 23 - Borrowing Costs, which clarifies that a company treats as part of general borrowing any borrowing originally made to develop an asset when the asset is ready for its intended use or sale. The effective date of the amendments is January 1, 2019. We do not expect a material impact to our Consolidated Financial Statements or disclosures upon adoption of the amendments.

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In February 2018, the IASB issued Plan Amendment, Curtailment or Settlement (Amendments to IAS 19) which specifies how companies determine pension expenses when changes to a defined benefit pension plan occur. IAS 19 - Employee Benefits specifies how a company accounts for a defined benefit plan. When a change to a plan-an amendment, curtailment or settlement-takes place, IAS 19 requires a company to remeasure its net defined benefit liability or asset. The amendments require a company to use the updated assumptions from this remeasurement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. The amendments are effective for plan amendments, curtailments or settlements occurring on or after the beginning of the first annual reporting period that begins on or after January 1, 2019. We do not expect a material impact to our Consolidated Financial Statements or disclosures upon adoption of the amendments.

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In October 2018, the IASB issued amendments to IFRS 3 - Business Combinations which change the definition of a business to enable entities to determine whether an acquisition is a business combination or an asset acquisition. The amendments are effective for annual periods beginning on or after January 1, 2020 with earlier adoption permitted. We do not expect a material impact to our Consolidated Financial Statements or disclosures upon adoption of the amendments.

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In October 2018, the IASB issued amendments to its definition of material in IAS 1, Presentation of Financial Statements and IAS 8, Accounting Policies, Changes in Accounting Estimates clarifying the definition of materiality to aid in application. The amendments are effective for annual periods beginning on or after January 1, 2020 with earlier adoption permitted. We do not expect a material impact to our Consolidated Financial Statements or disclosures upon adoption of the amendments.